Revenue	6 Months Ended
Jun. 30, 2025
Revenue
Revenue

14.  Revenue

Revenue by source consists of the following:

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Vehicle sales	24,060,941	26,075,419
Parts, accessories and after-sales vehicle services	1,530,276	1,875,522
Provision of power solution	917,666	1,198,506
Others	845,721	1,893,947
Total	27,354,604	31,043,394

For six months ended June 30, 2024 and 2025, revenue recognised at a point in time was RMB25,873,390 and RMB28,808,431, respectively, and revenue recognised over time was RMB1,481,213 and RMB2,234,963, respectively.